INCOME TAX (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Recovery Of Income Tax Calculated At The Statutory Rate Of 11% (2020 - 11%)	$ (48,000)	$ (298,306)
Deferred Tax Assets Not Recognized	64,000	(39,649)
Impact Of Change In Substantively Enacted Tax Rates On Opening Deferred Tax Assets	(2,000)	71,680
Other Permanent Differences	(110,000)	266,275
Income Tax Expense	$ 0	$ 0